LEASES - Supplemental in formation of leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
LEASES
Operating lease cost	$ 131,525	$ 105,431	$ 84,236
Weighted-average remaining lease term - operating leases	6 years 1 month 6 days	6 years 8 months 12 days
Weighted-average discount rate - operating leases	5.70%	5.80%
Other information
Cash payments for operating leases	$ 128,528	$ 103,301
Right-of-use assets obtained in exchange for operating lease liabilities	$ 197,971	$ 269,219